Note 10 - Warrants - Warrants Exercised (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Number of warrants (in shares)	266,290	3,415,266	1,623,675
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.53	$ 1.96	$ 1.46
50,000	$ 406,222
Warrants with expiration date of December 21, 2023 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	50,000
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.20
50,000	$ 60,000
Warrants with an expiration date of October 17, 2021 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	71,744
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.30
50,000	$ 93,267
Warrants with an expiration date of October 17, 2022 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	144,546
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.75
50,000	$ 252,955